UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21734

Registrant Name: PIMCO Global StocksPLUS & Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: March 31, 2006

Date of Reporting Period: December 31, 2005

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
December 31, 2005 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
U.S. GOVERNMENT AGENCY SECURITIES–45.2%
	Fannie Mae,
$ 3,522	4.015%, 1/1/34, FRN, MBS	Aaa/AAA	$ 3,465,231
19	4.906%, 4/25/07, CMO, FRN	Aaa/AAA	18,949
23	5.50%, 4/1/28, MBS	Aaa/AAA	22,907
20	5.50%, 12/1/28, MBS	Aaa/AAA	20,328
130	5.50%, 1/1/29, MBS	Aaa/AAA	129,308
82	5.50%, 4/1/29, MBS	Aaa/AAA	81,614
616	5.50%, 5/1/29, MBS	Aaa/AAA	611,596
3,350	5.50%, 6/1/29, MBS	Aaa/AAA	3,321,481
1,389	5.50%, 7/1/29, MBS	Aaa/AAA	1,380,328
6,634	5.50%, 4/1/31, MBS	Aaa/AAA	6,591,684
910	5.50%, 1/1/32, MBS	Aaa/AAA	904,291
1,089	5.50%, 4/1/32, MBS	Aaa/AAA	1,082,343
2,072	5.50%, 11/1/34, MBS	Aaa/AAA	2,053,906
1,768	5.50%, 1/1/35, MBS	Aaa/AAA	1,745,017
748	6.472%, 11/1/28, FRN, MBS	Aaa/AAA	771,693
23	6.50%, 6/1/31, MBS	Aaa/AAA	23,515
310	6.50%, 9/1/31, MBS	Aaa/AAA	318,100
607	6.50%, 11/1/31, MBS	Aaa/AAA	622,666
848	6.50%, 7/1/32, MBS	Aaa/AAA	870,873
1,206	6.50%, 9/1/32, MBS	Aaa/AAA	1,232,848
305	6.50%, 10/1/33, MBS	Aaa/AAA	313,186
658	6.50%, 12/1/33, MBS	Aaa/AAA	674,825
1,673	6.95%, 8/25/21, CMO	Aaa/AAA	1,727,547
1,198	7.00%, 8/25/21, CMO	Aaa/AAA	1,246,369
1,528	7.00%, 9/25/21, CMO	Aaa/AAA	1,589,691
98	7.00%, 1/25/48, CMO	Aaa/AAA	102,145
55	Fannie Mae Grantor Trust, 4.419%, 7/25/35, ABS, FRN	NA/NA	54,861
240	Fannie Mae Whole Loan, 7.80%, 6/25/26, ABS	Aaa/AAA	256,547
4,000	Federal Home Loan Bank, zero coupon, 2/27/12, VRN (g)	Aaa/AAA	3,483,403
229	Federal Home Loan Mortgage Corp., Structured Pass Through Securities, 6.50%, 7/25/43, CMO	Aaa/AAA	234,251
	Freddie Mac,
52	4.925%, 7/15/08, CMO, FRN	Aaa/AAA	52,003
3,348	6.00%, 5/1/30, MBS	Aaa/AAA	3,391,145
22,250	6.00%, 5/1/34, MBS (h)	Aaa/AAA	22,481,540
2,000	6.50%, 10/15/23, CMO	Aaa/AAA	2,074,057
1,000	6.50%, 4/15/24, CMO	Aaa/AAA	1,036,134
4,523	6.50%, 6/15/31, CMO	Aaa/AAA	4,643,162
4,297	6.50%, 8/15/31, CMO	Aaa/AAA	4,483,492
7,411	6.50%, 2/15/32, CMO	Aaa/AAA	7,646,118
17,531	6.50%, 12/1/34, MBS (h)	Aaa/AAA	17,975,164

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$ 9,099	6.50%, 4/1/35, MBS	Aaa/AAA	$ 9,329,177
9,228	7.00%, 6/15/31, CMO	Aaa/AAA	9,641,637
	Total U.S. Government Agency Securities (cost–$119,241,409)		117,705,132
MORTGAGE-BACKED SECURITIES–15.2%
333	Bear Stearns Asset Backed Securities, Inc., 5.00%, 1/25/34, CMO	Aaa/AAA	329,948
	Countrywide Alternative Loan Trust,
319	4.779%, 3/25/34, CMO, FRN	Aaa/AAA	319,966
567	6.25%, 9/25/34, CMO	Aaa/AAA	571,417
2,453	6.50%, 7/25/35, CMO	Aaa/AAA	2,490,563
	Countrywide Home Loan Mortgage Pass Through Trust,
378	4.779%, 8/25/18, CMO, FRN	NR/AAA	379,451
1,560	4.839%, 9/25/34, CMO, FRN	Aaa/AAA	1,566,684
396	4.879%, 3/25/34, CMO, FRN	Aaa/NR	396,679
1,866	Denver Arena Trust, 6.94%, 11/15/19 (b)(d)	NR/NR	1,894,064
	First Horizon Asset Securities, Inc.,
249	4.879%, 3/25/18, CMO, FRN	NR/AAA	250,590
139	5.241%, 12/27/32, CMO, FRN	Aaa/AAA	139,612
972	First Republic Mortgage Loan Trust, 4.669%, 8/15/32, CMO, FRN	Aaa/AAA	972,439
5,524	GSMPS Mortgage Loan Trust, 7.00%, 6/25/43, CMO (d)	NR/NR	5,616,450
	Harborview Mortgage Loan Trust,
117	4.64%, 3/19/35, CMO, FRN	Aaa/AAA	117,045
1,636	6.088%, 11/19/34, CMO, FRN (g)	Aaa/AAA	1,663,068
498	Impac CMB Trust, 4.759%, 12/25/33, CMO, FRN	Aaa/AAA	498,589
	Nomura Asset Acceptance Corp.,
488	4.769%, 10/25/34, CMO, FRN	Aaa/AAA	488,446
3,185	7.50%, 3/25/34, CMO (d)	Aaa/AAA	3,309,629
841	Provident Funding Mortgage Loan Trust, 4.053%, 4/25/34, CMO, VRN	Aaa/AAA	815,265
925	Residential Asset Securitization Trust, 4.829%, 2/25/34, CMO, FRN (h)	NR/AAA	928,163
1,143	Residential Funding Mortgage Sec I, 4.779%, 7/25/18, CMO, FRN	NR/AAA	1,146,764
113	SACO I, Trust, 7.00%, 8/25/36, CMO (d)(g)	Aaa/NR	121,759
184	Sail Net Interest Margin Notes, 7.35%, 11/27/33, ABS (d)	Bbb/BBB	183,081
	Sequoia Mortgage Trust,
575	4.75%, 10/20/27, CMO, FRN	Aaa/AAA	576,558
491	4.77%, 10/20/27, CMO, FRN	Aaa/AAA	491,855
2,064	4.879%, 8/20/34, CMO, FRN	Aaa/AAA	2,137,753
214	5.160%, 9/20/32, CMO, FRN	Aaa/AAA	216,154
23	Structured Asset Securities Corp., 4.629%, 11/25/34, CMO, FRN	Aaa/AAA	22,613
	Washington Mutual, Inc.,
876	3.423%, 5/25/33, CMO, VRN	Aaa/AAA	854,888
48	3.624%, 4/25/35, CMO, VRN	Aaa/AAA	48,296
353	4.125%, 1/25/33, CMO, FRN	Aaa/AAA	352,984
1,897	4.51%, 10/25/44, CMO, FRN (h)	Aaa/AAA	1,905,243

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
$ 1,472	4.556%, 2/25/33, CMO, FRN	Aaa/AAA	$ 1,454,260
255	4.563%, 8/25/42, CMO, FRN	Aaa/AAA	253,817
500	4.585%, 4/25/35, CMO, VRN	Aaa/AAA	494,865
1,081	4.599%, 1/25/45, CMO, FRN	Aaa/AAA	1,080,841
2,165	4.719%, 1/25/45, CMO, FRN	Aaa/AAA	2,170,072
73	4.726%, 6/25/42, CMO, FRN	Aaa/AAA	73,321
3,418	Wells Fargo Mortgage Backed Securities Trust, 4.715%, 12/25/33, CMO, FRN	NR/AAA	3,315,118
	Total Mortgage-Backed Securities (cost–$39,989,055)		39,648,310
ASSET-BACKED SECURITIES–11.2%
111	Cendant Mortgage, Corp., 6.00%, 7/25/43, VRN (d)	NR/NR	111,889
526	Chase Funding Loan Acquisition Trust, 4.709%, 1/25/33, FRN	Aaa/AAA	526,861
116	Cityscape Home Equity Loan Trust, 7.65%, 9/25/25	Aaa/AAA	115,740
156	Countrywide Asset-Backed Certificates, 4.659%, 4/25/34, FRN	Aaa/AAA	156,678
	Countrywide Home Equity Loan Trust,
330	4.589%, 4/15/30, FRN	Aaa/AAA	330,364
192	4.589%, 1/15/34, FRN	Aaa/AAA	191,836
610	4.609%, 5/15/28, FRN	Aaa/AAA	610,826
386	4.629%, 4/15/28, FRN	Aaa/AAA	385,712
1,243	CS First Boston Mortgage Securities Corp., 6.229%, 8/25/32, FRN	A2/A	1,253,529
3,000	CVS Lease Pass Through, 5.88%, 1/10/28 (b)(d)(g)	A3/A−	3,054,156
1,579	EMC Mortgage Loan Trust, 5.129%, 8/25/40, FRN (d)	NR/AAA	1,601,478
5	Equity One Asset-Backed Securities, Inc., 4.539%, 7/25/34, FRN	Aaa/AAA	5,054
100	First Franklin Mortgage Loan Asset Backed Certificates, 4.559%, 3/25/35, FRN	Aaa/AAA	100,101
80	Fremont Home Loan Trust, 4.579%, 2/25/34, FRN	Aaa/AAA	80,621
	Green Tree Financial Corp.,
1,040	6.16%, 2/1/31	NR/B	1,045,556
500	6.22%, 3/1/30, ABS	NR/A−	495,025
1,588	6.53%, 4/1/30	Baa3/NR	1,588,182
3,573	6.53%, 2/1/31, ABS	NR/B	3,319,410
3,616	6.81%, 12/1/27	Baa3/A−	3,682,389
193	Greenpoint Home Equity Loan Trust, 4.609%, 7/25/29, FRN	Aaa/AAA	193,428
2,806	Lake Country Mortgage Loan Trust, 4.909%, 12/25/32, FRN (d)(g)(h)	Aaa/AAA	2,821,589
	Long Beach Mortgage Loan Trust,
95	4.639%, 7/25/34, FRN	Aaa/AAA	95,465
2,755	5.329%, 3/25/32, FRN	Aa2/NR	2,783,261
2,986	6.029%, 3/25/32, FRN	Baa1/NR	2,891,558
350	Master Asset Backed Securities Trust, 4.799%, 3/25/35, FRN	Aa1/AA+	350,081
269	Money Store Home Equity Trust, 4.519%, 8/15/29, FRN	Aaa/AAA	269,223
467	Renaissance Home Equity Loan Trust, 4.879%, 12/25/33, FRN	Aaa/AAA	470,409
55	Residential Asset Securities Corp., 4.879%, 3/25/30, FRN	Aaa/AAA	54,894
2	Residential Funding Mortgage Securities II, Inc., 4.529%, 12/25/18, FRN	Aaa/AAA	1,749

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Wachovia Asset Securitization, Inc.,
$ 208	4.629%, 11/25/33, FRN	Aaa/AAA	$207,721
370	4.809%, 12/25/32, FRN	Aaa/AAA	371,996
	Total Asset-Backed Securities (cost–$29,123,900)		29,166,781
CORPORATE BONDS & NOTES–6.3%
	Airlines–2.5%
2,500	American Airlines, Inc., pass thru certificates, 6.817%, 5/23/11, Ser. 01-1	Ba1/BB+	2,389,662
1,606	Continental Airlines, Inc., 8.048%, 5/1/22, Ser. 00-1	Baa3/BBB+	1,642,315
2,500	Northwest Airlines, Inc., 6.841%, 10/1/12, Ser. 1A-2 (f)	Ba3/BB	2,423,706
			6,455,683
	Financing–0.6%
2,000	Ford Motor Credit Co., 5.70%, 1/15/10	Baa3/BB+	1,701,590
	Multi-Media–0.2%
500	Emmis Communications Corp., 10.366%, 6/15/12, FRN	B3/B−	504,375
	Oil & Gas–3.0%
4,000	Gazprom, 9.625%, 3/1/13	NR/BB	4,838,400
3,000	Williams Cos., Inc., 6.375%, 10/1/10 (d)	B1/B+	3,011,250
			7,849,650
	Total Corporate Bonds & Notes (cost–$16,593,776)		16,511,298
SOVEREIGN DEBT OBLIGATIONS–4.1%
	Brazil–2.5%
5,000	Federal Republic of Brazil, 11.00%, 8/17/40	Ba3/BB−	6,451,250
	Ukraine–1.6%
	Republic of Ukraine,
2,000	6.875%, 3/4/11	B1/BB−	2,077,000
2,000	7.65%, 6/11/13	B1/BB−	2,163,200
			4,240,200
	Total Sovereign Debt Obligations (cost–$10,182,090)		10,691,450
SENIOR LOANS (a)(b)(c)–3.1%
	Automotive Products–0.4%
482	Delphi Corp., 12.50%, 6/14/11		502,793
500	Goodyear Tire & Rubber Co., 7.06%, 4/30/10, Term A		504,063
			1,006,856
	Building/Construction–0.2%
	Masonite International Corp.,
244	5.66%, 4/6/13, Term B		242,321
245	6.206%, 4/6/13, Term B		242,733
8	6.527%, 4/6/13, Term B		8,067
			493,121

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Chemicals–0.2%
	KRATON Polymers Group LLC,
$ 53	6.625%, 12/2/09		$ 54,127
10	7.00%, 12/2/09		9,745
136	7.063%, 12/2/09		137,517
307	7.063%, 12/23/10		311,829
			513,218
	Computer Services–0.2%
	SunGard Data Systems, Inc.,
1	6.68%, 1/22/13, Term B		1,260
498	6.81%, 1/22/13		501,360
			502,620
	Consumer Services–0.4%
	Hertz Corp.,
110	5.00%, 12/21/12		111,504
760	5.00%, 12/21/12, Term B		770,391
130	5.00%, 12/21/12, Term DD (e)		131,777
			1,013,672
	Energy–0.4%
498	Coleto, Inc., 6.527%, 7/1/11, Term B Covanta Energy Corp.,		508,539
276	4.527%, 6/24/12		280,915
186	7.521%, 6/30/12, Term B		189,462
			978,916
	Entertainment–0.4%
500	MGM Studios, 6.78%, 4/8/12, Term B Warner Music Group, Inc.,		503,920
103	6.19%, 2/27/11, Term B		104,793
22	6.371%, 2/27/11, Term B		22,052
105	6.394%, 2/27/11, Term B		105,852
105	6.406%, 2/27/11, Term B		105,852
139	6.44%, 2/27/11, Term B		140,602
22	6.59%, 2/27/11, Term B		22,275
1	8.00%, 2/28/11, Term B		1,489
			1,006,835
	Funeral Services–0.1%
	Alderwoods Group, Inc.,
39	5.84%, 9/17/08, Term B		39,001
92	6.058%, 9/17/08, Term B		92,599
145	6.37%, 9/17/08, Term B		146,210
119	6.37%, 9/17/09, Term B		120,691
			398,501

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
December 31, 2005 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Healthcare & Hospitals–0.2%
	Davita, Inc.,
$ 41	6.35%, 5/16/12		$ 41,414
28	6.40%, 5/16/12		27,955
41	6.54%, 5/16/12		41,414
50	6.54%, 5/16/12, Term B		50,733
24	6.62%, 5/16/12		24,849
15	6.64%, 5/16/12, Term B		15,530
184	6.78%, 5/16/12		186,365
71	6.78%, 5/16/12, Term B		72,475
46	6.94%, 5/16/12		46,591
			507,326
	Manufacturing–0.2%
	Berry Plastics Corp.,
1	6.32%, 7/22/10		1,266
498	6.447%, 6/30/10		503,978
			505,244
	Utilities–0.2%
458	Reliant Energy, Inc., 6.089%, 4/30/10		457,328
1	Reliant Resources, Inc., 6.775%, 4/30/10		1,252
			458,580
	Waste Disposal–0.2%
	Allied Waste North America, Inc.,
137	4.87%, 1/15/12		137,635
180	6.09%, 1/15/12		180,745
69	6.20%, 1/15/12		69,517
55	6.21%, 1/15/12		55,614
58	6.39%, 1/15/12		58,386
			501,897
	Total Senior Loans (cost–$7,804,407)		7,886,786
MUNICIPAL BONDS–0.4%
	South Carolina–0.4%
917	Tobacco Settlement Rev. Management Auth., 7.666%, 5/15/16 (cost–$940,681)	Baa2/BBB	939,719
SHORT-TERM INVESTMENTS–14.5%
	U.S. Treasury Bills(h)–9.6%
25,210	3.83%-3.92%, 3/2/06-3/16/06 (cost–$25,034,647)		25,004,799
	Commercial Paper–2.4%
	Finance–0.3%
800	HBOS PLC, 4.385%, 3/14/06		792,800

PIMCO Global StocksPLUS & Income Fund  Schedule of Investments
December 31, 2005 (unaudited) (concluded)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Financing–2.1%
$ 4,600	Ixis Corp., 4.41%, 4/4/06		$4,546,410
1,100	UBS Finance, Inc., 4.19%, 1/3/06		1,099,744
			5,646,154
	Total Commercial Paper (cost–$6,440,323)		6,438,954
Repurchase Agreement–2.5%
6,451	State Street Bank & Trust Co., dated 12/30/05, 3.90%, due 1/3/06, proceeds $6,453,795; collateralized by Federal Home Loan Mortgage Corp., 2.55%, 10/12/06, valued at $6,582,487 including accrued interest (cost–$6,451,000)		6,451,000
	Total Short-Term Investments (cost–$37,925,970)		37,894,753
OPTIONS PURCHASED(i)–0.1%
Contracts
	Call Options–0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
800	strike price $95.75, expires 3/13/06		5,000
	Put Options–0.1%
	S & P 500 Index Futures, Chicago Board of Trade,
300	strike price $1,215, expires 1/20/06		165,000
	Total Options Purchased (cost–$178,719)		170,000
	Total Investments before options written (cost–$261,980,007)–100.1%		260,614,229
OPTIONS WRITTEN(i)–(0.1)%
	Call Options–(0.1)%
	S & P 500 Index Futures, Chicago Board of Trade,
325	strike price $1,280, expires 1/20/06 (premiums received– $1,217,538)		(243,750)
	Total Investments net of options written (cost–$260,762,468)–100.0%		$260,370,479

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not stated readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from an independent pricing service use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior Loans, for which a secondary market does not exist are valued at fair-value by Pacific Investment Management Company LLC (the "Sub-Adviser’’). Such procedures by the Sub-Adviser include consideration evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

Footnotes:

(a)	Private Placement. Restricted as to resale and may not have a readily available market.

(b)	Illiquid security.

(c)	These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the "LIBOR" or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarilly contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When issued or delayed-delivery security. To be settled/delivered after December 31, 2005.

(f)	Security in default.

(g)	Fair-valued security.

(h)	All or partial amount segregated as collateral for futures contracts, reverse repurchase agreement, when-issued or delayed-delivery securities.

(i)	Non-income producing.

Glossary:

ABS – Asset-Backed Securities

CMO – Collateralized Mortage Obligation

FRN –	Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2005.

LIBOR – London Inter-Bank Offered Rate

MBS – Mortage-Backed Securities

NR – Not Rated

VRN –	Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2005.

Other Investments:

(1)	Futures contracts outstanding at December 31, 2005:

Type		Notional Amount (000)	Expiration Date	Unrealized Depreciation
Long:	S&P 500 Index Futures	$79	3/16/06	$(1,590,188)
	S&P Mini 500 Index Futures	3	3/17/06	(57,722)
				$(1,647,910)

(2)	Options written for the period May 31, 2005 (commencement of operations) through December 31, 2005:

	Contracts	Premiums
Options outstanding, May 31, 2005	—	$ —
Options written	3,220	9,941,003
Options terminated in closing transactions	(2,551)	(7,581,098)
Options excercised	(344)	(1,142,367)
Options outstanding, December 31, 2005	325	$1,217,538

(3) Interest rate swap contracts outstanding at December 31, 2005:

Swap Counterparty	Notional Amount (000)	Termination Date	Rate Type		Unrealized Appreciation (Depreciation)
			Payments made by Fund	Payments received by Fund
Barclays Bank	$500,000	6/13/07	3.98%	4.48%	$6,226,247
Barclays Bank	45,000	6/2/25	4.715%	3 Month LIBOR	(147,851)
Citibank NA	432,000	9/28/25	4.983%	3 Month LIBOR	(4,038,737)
Lehman Brothers	337,000	9/29/25	4.98%	3 Month LIBOR	(3,156,908)
Morgan Stanley	20,000	9/29/25	4.98%	3 Month LIBOR	(137,205)

UBS Securities	1,322,000	6/21/25	3 Month LIBOR	5.24%	(16,059,953)
UBS Securities	490,000	9/28/25	4.955%	3 Month LIBOR	(4,829,143)
					$(22,143,550)

(4) Credit default swap contracts outstanding at December 31, 2005:

Swap Counterparty/ Referenced Debt Issuer	Notional Amount Payable on Default (000)	Termination Date	Payments Received (Paid) by Fund	Unrealized Appreciation (Depreciation)
Bear Stearns
Dow Jones CDX	$5,000	6/20/08	(0.12)%	$(200)
Inhel	4,250	6/25/30	(0.45)%	(4,051)
Credit Suisse First Boston
Dow Jones CDX	2,000	12/20/10	3.40%	42,682
Samis	3,040	3/20/09	2.30%	84,095
JP Morgan
Quest Capital Funding	1,000	9/20/10	4.20%	62,066
Lehman Brothers
Dow Jones CDX	10,000	6/20/10	0.90%	55,755
Dow Jones CDX	50	6/20/10	3.60%	81,434
Dow Jones CDX	5,000	6/20/10	(1.42)%	(65,392)
Dow Jones CDX	4,950	12/20/10	3.95%	124,784
Morgan Stanley
AABST	2,500	6/25/30	(1.50)%	(319)
Albertsons	2,800	12/20/12	(3.15)%	(143,296)
Republic of Brazil	2,000	6/20/15	4.23%	183,496
Inhel	4,250	6/25/30	1.50%	13,990
Government of Mexico	5,000	6/20/15	1.40%	175,386
Republic of Panama	5,000	6/20/15	2.75%	255,189
Republic of Peru	5,000	6/20/15	2.90%	54,463
Federation of Russia	5,000	6/20/15	1.52%	243,621
UBS
AABST	2,500	6/25/34	1.50%	6,526
Albertsons	2,200	12/20/08	(1.65)%	(43,518)
Albertsons	5,000	12/20/10	2.85%	213,219
				$1,339,930

(5) Total Return swap contracts outstanding at December 31, 2005:

Swap Counterparty	Fund Receives	Fund Pays	Termination Date	Notional Amount (000)	Unrealized Appreciation
Credit Suisse First Boston	MSCI Daily Total Return EAFE	3 Month LIBOR plus 0.23%	8/31/06	$116,960	$16,433,004

EAFE – Europe and Australasia, Far East Equity Index
LIBOR – London Interbank offered Rate
MSCI – Morgan Stanley Capital International

Item 2.    Controls and Procedures

(a)   The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)   There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Global StocksPLUS & Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: February 23, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: February 23, 2006